Statement of Changes in Net Assets Available for Benefits - EBP 004 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Additions to net assets attributed to Investment income:
Dividends	$ 15,856,925
Interest	2,298,863
Net appreciation in fair value of investments	84,210,905
Total investment income	102,366,693
Interest income on notes receivable from participants Contributions:	1,700,359
Employer	33,932,607
Participants	39,023,886
Rollovers	2,588,847
Total contributions	75,545,340
Total additions	179,612,392
Deductions from net assets attributed to Benefit payments	(116,421,779)
Administrative expenses	(871,195)
Total deductions	(117,292,974)
Net increase prior to plan merger	62,319,418
Plan merger	2,227,750
Net increase in net assets	64,547,168
Beginning of year	818,097,254
End of year	$ 882,644,422